MINING INTERESTS AND PLANT AND EQUIPMENT - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	$ 1,117,170	$ 1,049,309
Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	106,138	116,285
Plant and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	330,342	282,079
Construction in progress	14,969	4,232
Plant and equipment | Capital Equipment and Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	44,978	72,307
Plant and equipment | Accumulated depreciation | Capital Equipment and Vehicles
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	15,548	17,883
Macassa Mine | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Mining interests and plant and equipment	42,765	46,245
Australia | Macassa Mine | Non depletable
Disclosure of detailed information about property, plant and equipment [line items]
Change in value	$ 63,373	$ 70,040